LOANS AND ADVANCES TO CUSTOMERS (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers
Opening balance	R$ 34,353,489	R$ 28,619,018
Amount renegotiated	47,464,851	33,667,170
Amount received/Others (1)	(31,525,629)	(21,836,142)
Write-offs	(11,180,976)	(6,096,557)
Closing balance	39,111,735	34,353,489
Expected loss on loans and advances	(16,110,380)	(13,876,069)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 23,001,355	R$ 20,477,420
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	41.20%	40.40%
Total renegotiated loans and advances as a percentage of the total loan portfolio	6.20%	5.20%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	6.70%	5.60%